Loans and advances to customers - Allowance loan losses and written off financial assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets	$ (1,361,558)	$ (1,285,120)
Contractual amount outstanding of financial assets written-off still subject to enforcement activities	17,327
Loans and advances to customers
Financial assets
Financial assets	(676,636)	(615,038)
Loans and advances to customers | Allowance for impairment losses
Financial assets
Financial assets	21,516	16,929	$ 17,883
Written-off financial assets	(19,678)	(21,733)	$ (20,045)
Loans and advances to customers | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	7,035
Loans and advances to customers | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	5,309
Loans and advances to customers | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	9,172
Written-off financial assets	(19,678)
Financial assets at fair value through other comprehensive income category | Loans and advances to customers
Financial assets
Financial assets	(771)
Financial assets at fair value through other comprehensive income category | Loans and advances to customers | Allowance for impairment losses
Financial assets
Financial assets	2
Financial assets at fair value through other comprehensive income category | Loans and advances to customers | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	2
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Allowance for impairment losses
Financial assets
Financial assets	2
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	2
Financial assets at amortized cost category | Loans and advances to customers
Financial assets
Financial assets	(666,772)	$ (609,420)
Written-off financial assets	19,678
Financial assets at amortized cost category | Loans and advances to customers | Allowance for impairment losses
Financial assets
Financial assets	21,514
Financial assets at amortized cost category | Loans and advances to customers | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	7,033
Financial assets at amortized cost category | Loans and advances to customers | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	5,309
Financial assets at amortized cost category | Loans and advances to customers | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	9,172
Financial assets at amortized cost category | Commercial, financial and industrial loans
Financial assets
Written-off financial assets	5,808
Financial assets at amortized cost category | Commercial, financial and industrial loans | Allowance for impairment losses
Financial assets
Financial assets	7,450
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	1,968
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	1,502
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	3,980
Financial assets at amortized cost category | Public sector loans | Allowance for impairment losses
Financial assets
Financial assets	4
Financial assets at amortized cost category | Public sector loans | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	4
Financial assets at amortized cost category | Mortgage loans
Financial assets
Written-off financial assets	861
Financial assets at amortized cost category | Mortgage loans | Allowance for impairment losses
Financial assets
Financial assets	3,578
Financial assets at amortized cost category | Mortgage loans | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	506
Financial assets at amortized cost category | Mortgage loans | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	656
Financial assets at amortized cost category | Mortgage loans | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	2,416
Financial assets at amortized cost category | Installment to individuals
Financial assets
Written-off financial assets	13,009
Financial assets at amortized cost category | Installment to individuals | Allowance for impairment losses
Financial assets
Financial assets	10,482
Financial assets at amortized cost category | Installment to individuals | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	4,555
Financial assets at amortized cost category | Installment to individuals | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	3,151
Financial assets at amortized cost category | Installment to individuals | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	2,776
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Written-off financial assets	7,482
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Allowance for impairment losses
Financial assets
Financial assets	5,354
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	2,220
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	1,743
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	1,391
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans
Financial assets
Written-off financial assets	5,527
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Allowance for impairment losses
Financial assets
Financial assets	5,128
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Allowance for impairment losses
Financial assets
Financial assets	2,335
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Allowance for impairment losses
Financial assets
Financial assets	1,408
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Allowance for impairment losses
Financial assets
Financial assets	$ 1,385